As filed with the Securities and Exchange Commission on May 20, 2014

Securities Act File No. 033-88334

Investment Company Act File No. 811-08934

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 49	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 49 (Check appropriate box or boxes)	☒

VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq. Voya Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (a)(1)

☐ On May 1, 2014 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 49 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 20th day of May, 2014.

VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

- - - - - - - - - - - - - - - - - - - - - - - - - Shaun P. Mathews *	President and Chief Executive Officer and Independent Director	May 20, 2014

- - - - - - - - - - - - - - - - - - - - - - - - - Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	May 20, 2014

- - - - - - - - - - - - - - - - - - - - - - - - - Colleen D. Baldwin*	Director	May 20, 2014

- - - - - - - - - - - - - - - - - - - - - - - - - John V. Boyer*	Director	May 20, 2014

- - - - - - - - - - - - - - - - - - - - - - - - - Patricia W. Chadwick*	Director	May 20, 2014

- - - - - - - - - - - - - - - - - - - - - - - - - Albert E. DePrince Jr.*	Director	May 20, 2014

- - - - - - - - - - - - - - - - - - - - - - - - - Peter S. Drotch*	Director	May 20, 2014

- - - - - - - - - - - - - - - - - - - - - - - - - J. Michael Earley*	Director	May 20, 2014

- - - - - - - - - - - - - - - - - - - - - - - - - Russell H. Jones*	Director	May 20, 2014

- - - - - - - - - - - - - - - - - - - - - - - - - Patrick W. Kenny*	Director	May 20, 2014

- - - - - - - - - - - - - - - - - - - - - - - - - Joseph E. Obermeyer*	Director	May 20, 2014

- - - - - - - - - - - - - - - - - - - - - - - - - Sheryl K. Pressler*	Director	May 20, 2014

- - - - - - - - - - - - - - - - - - - - - - - - - Roger B. Vincent*	Director	May 20, 2014

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**	Powers of attorney for Todd Modic and each Director dated May 22, 2013 are filed as an attachment to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

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EXHIBIT INDEX

VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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